Revenue from Managed Container Fleet - Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet		$ 111,342	$ 104,566	$ 105,511
Distribution to managed fleet owners		(102,992)	(96,718)	(98,028)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue		8,350	7,848	7,483
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	[1]	8,529	7,146	5,937
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue		$ 16,879	$ 14,994	$ 13,420

[1]	Amounts for the years ended December 31, 2017 and 2016 have been reclassified to conform with 2018 presentation (see Note 1 (t) “Reclassifications and Changes in Presentation”).